UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 5813

Liquid Reserves Portfolio

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31

Date of reporting period: November 30, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

LIQUID RESERVES PORTFOLIO

FORM N-Q

NOVEMBER 30, 2004

LIQUID RESERVES PORTFOLIO

Schedule of Investments (unaudited)	November 30, 2004

FACE AMOUNT	SECURITY	VALUE
ASSET-BACKED SECURITIES (a) - 4.5%
	Blue Heron Financial Corp.:
$500,000,000	I, 2.16% due 12/20/04	$500,000,000
200,000,000	II, 2.17% due 12/22/04	200,000,000
175,000,000	IV, 2.17% due 12/20/04	175,000,000
438,750,000	VI, 2.17% due 12/21/04	438,750,000
500,000,000	Restructured Asset Securitization, 2.14% due 12/22/04	500,000,000

	TOTAL ASSET-BACKED SECURITIES	1,813,750,000

CERTIFICATES OF DEPOSIT (DOMESTIC) - 0.5%
193,000,000	Harris Trust & Savings Bank, 1.71% due 12/27/04	193,000,000

CERTIFICATES OF DEPOSIT (YANKEE) - 16.5%
100,000,000	Banco Bilbao Vizcaya, 1.84% due 12/31/04	100,003,313
	Barclays Bank PLC:
338,000,000	2.25% due 2/14/05	338,000,000
400,000,000	2.42% due 4/18/05	400,000,000
	BNP Paribas:
450,000,000	1.75% due 12/31/04	450,000,000
500,000,000	1.80% due 2/11/05	500,000,000
	Caylon New York Branch:
133,900,000	1.78% due 12/28/04	133,900,000
500,000,000	1.70% due 12/30/04	500,000,000
150,000,000	1.75% due 12/31/04	150,000,000
469,000,000	2.23% due 2/14/05	469,000,000
	Credit Suisse First Boston USA:
400,000,000	2.12% due 12/20/04 (a)	400,000,000
300,000,000	1.71% due 12/31/04	300,000,000
400,000,000	1.75% due 12/31/04	400,001,654
300,000,000	2.20% due 1/18/05	299,120,000
110,000,000	2.35% due 2/22/05 (a)	110,020,881
150,000,000	Depfa Bank PLC, 2.28% due 1/31/05	150,000,000
200,000,000	Deutsche Bank AG, 1.73% due 12/30/04	199,993,425
300,000,000	HBOS Treasury Services PLC, 1.73% due 12/31/04	300,000,000
200,000,000	Kredietbank, 2.17% due 12/31/04	200,000,000
250,000,000	Lloyds Bank PLC, 1.90% due 12/27/04	250,000,000
548,000,000	Societe Generale, 1.90% due 12/28/04	548,000,000
248,000,000	Toronto Dominion Bank, 2.25% due 1/31/05	248,000,000
150,000,000	UBS AG, 1.75% due 12/31/04	150,000,000

	TOTAL CERTIFICATES OF DEPOSIT (YANKEE)	6,596,039,273

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	SECURITY	VALUE
COMMERCIAL PAPER - 40.1%
	Amstel Funding Corp.:
$241,800,000	1.83% due 12/14/04	$241,640,210
588,310,000	1.77% due 2/1/05	586,516,635
150,000,000	2.25% due 2/15/05	149,287,500
170,774,000	2.41% due 4/18/05	169,199,606
	Atlantis One Funding Corp.:
104,452,000	1.78% due 12/8/04	104,415,848
100,000,000	1.80% due 12/15/04	99,930,000
	Atomium Funding Corp.:
142,251,000	2.05% due 12/8/04	142,194,297
91,416,000	1.86% due 12/10/04	91,373,491
111,533,000	1.86% due 12/16/04	111,446,562
92,565,000	2.24% due 2/8/05	92,167,588
100,563,000	2.25% due 2/8/05	100,130,286
	BankAmerica Corp.:
450,000,000	1.75% due 2/4/05	448,578,125
270,500,000	2.14% due 4/11/05	268,393,556
100,000,000	Barton Capital LLC, 2.06% due 12/14/04	99,925,611
	Beethoven Funding Corp.:
245,995,000	2.02% due 12/7/04	245,912,182
158,813,000	2.12% due 12/17/04	158,663,363
	Chesham Finance LLC:
500,000,000	2.10% due 12/2/04 (a)	500,000,000
110,000,000	2.01% due 12/6/04	109,969,292
100,000,000	2.09% due 12/14/04	99,924,528
136,000,000	2.10% due 12/14/04	135,896,867
100,000,000	2.08% due 12/15/04	99,919,111
250,000,000	2.10% due 12/22/04 (a)	249,993,159
200,000,000	2.20% due 1/19/05	199,401,111
130,000,000	2.25% due 1/19/05	129,601,875
200,000,000	2.35% due 2/23/05	198,903,333
151,409,000	Crown Point Capital Co. LLC, 1.80% due 2/8/05 (b)	150,886,639
	Curzon Funding LLC:
138,771,000	2.09% due 12/6/04	138,730,718
200,684,000	2.05% due 12/8/04	200,604,005

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	SECURITY	VALUE
COMMERCIAL PAPER - 40.1% (continued)
$148,500,000	Davis Square Funding III Ltd., 2.30% due 2/1/05 (b)	$147,911,775
93,146,000	Deutsche Bank Financial, 2.07% due 12/1/04	93,146,000
117,157,000	Fairway Finance Corp., 1.84% due 12/13/04 (b)	117,085,144
100,000,000	Fountain Square Commercial Funding Corp., 2.24% due 2/14/05 (b)	99,533,333
130,000,000	Galaxy Funding Inc., 2.17% due 1/31/05 (b)	129,521,997
	Georgetown Funding Co. (b):
125,000,000	1.94% due 12/2/04	124,993,264
250,000,000	1.87% due 12/16/04	249,805,209
400,000,000	1.88% due 12/20/04	399,603,110
222,074,000	2.09% due 12/22/04	221,803,255
391,220,000	2.20% due 1/4/05	390,407,132
175,000,000	2.23% due 1/6/05	174,609,750
206,000,000	2.30% due 1/27/05	205,249,817
142,957,000	Giro Balanced Funding Corp., 1.85% due 12/15/04 (b)	142,854,150
	Grampian Funding LLC:
200,000,000	2.01% due 12/8/04	199,921,834
130,000,000	1.71% due 12/20/04	129,882,675
138,000,000	1.85% due 12/21/04	137,858,167
200,000,000	1.72% due 12/30/04	199,722,889
295,000,000	2.21% due 1/21/05	294,076,404
466,000,000	2.21% due 1/24/05	464,455,210
150,000,000	Hannover Funding Co. LLC, 2.24% due 1/18/05	149,552,000
150,000,000	Household Finance Corp., 2.05% due 12/1/04	150,000,000
615,000,000	Landale Funding LLC, 2.25% due 2/15/05 (b)	612,078,750
146,479,000	Legacy Capital LLC, 1.89% due 2/16/05 (b)	145,886,859
191,230,000	Market Street Funding Corp., 2.21% due 1/10/05	190,760,424
	Mica Funding LLC:
132,000,000	2.02% due 12/1/04	132,000,000
110,000,000	2.02% due 12/2/04	109,993,828
200,500,000	2.07% due 12/8/04	200,419,299
228,000,000	1.86% due 12/20/04	227,776,180
321,000,000	2.13% due 12/20/04	320,639,143
136,500,000	2.17% due 12/20/04	136,343,670
70,000,000	2.17% due 12/22/04	69,911,392
215,000,000	2.20% due 1/12/05	214,448,167
100,000,000	2.26% due 2/14/05	99,529,167
200,000,000	2.31% due 2/22/05	198,934,834
	Norddeutsche Landesbank:
100,000,000	1.85% due 12/16/04	99,923,125
100,000,000	1.85% due 12/17/04	99,918,000

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	SECURITY	VALUE
COMMERCIAL PAPER - 40.1% (continued)
	Nyala Funding LLC:
$100,000,000	2.08% due 12/15/04	$99,919,111
100,000,000	2.31% due 2/17/05	99,499,500
212,224,000	Perry Global Funding LLC, 1.86% due 12/9/04 (b)	212,136,281
500,000,000	Picaros Funding, 2.25% due 1/14/05	498,625,000
	Polonius Inc.:
110,300,000	2.05% due 12/7/04	110,262,314
125,000,000	2.11% due 12/16/04	124,890,104
	Ranger Funding Co. LLC (b):
205,811,000	2.15% due 12/27/04	205,491,421
220,000,000	2.27% due 1/13/05	219,403,494
	Regency Markets LLC:
149,000,000	2.02% due 12/7/04	148,949,837
208,729,000	2.05% due 12/7/04	208,657,684
200,000,000	Saint Germain Holdings, 1.90% due 12/22/04	199,778,333
222,485,000	Sierra Madre Funding Ltd. Corp., 2.25% due 1/18/05 (b)	221,817,545
	Solitaire Funding LLC (b):
106,394,000	2.18% due 1/26/05	106,033,206
205,000,000	2.25% due 2/14/05	204,039,063
198,000,000	Stadshypotek Delaware, 1.84% due 12/21/04 (b)	197,798,150
	Tasman Funding Inc. (b):
190,000,000	2.27% due 1/12/05	189,497,925
125,243,000	2.26% due 1/13/05	124,904,913
200,000,000	2.28% due 1/13/05	199,455,333
	Victory Receivables Corp.:
104,034,000	2.05% due 12/6/04	104,004,379
118,000,000	2.14% due 12/23/04	117,845,682

	TOTAL COMMERCIAL PAPER	15,997,170,726

CORPORATE NOTES - 12.1%
	Brahms Funding Corp.:
115,710,000	2.05% due 12/6/04	115,677,055
151,637,000	2.09% due 12/6/04	151,592,983
200,000,000	2.10% due 12/8/04	199,918,333
204,605,000	2.10% due 12/9/04	204,509,517
160,000,000	2.10% due 12/13/04	159,888,000
200,000,000	2.15% due 12/20/04	199,773,055
	Fenway Funding LLC:
127,228,000	2.08% due 12/8/04	127,176,543
180,000,000	2.10% due 12/14/04	179,863,500
100,000,000	2.15% due 12/17/04	99,904,444
100,000,000	2.30% due 1/7/05	99,763,611
	Motown:
174,000,000	1.86% due 12/14/04	173,883,130
209,000,000	1.88% due 12/20/04	208,792,626

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	SECURITY	VALUE
CORPORATE NOTES - 12.1% (continued)
$104,000,000	Harwood Street Funding I LLC, 2.10% due 12/10/04 (b)	$103,945,400
	Harwood Street Funding II LLC (b):
100,000,000	1.93% due 12/20/04	99,898,139
111,547,000	2.24% due 1/27/05	111,151,380
120,464,000	2.34% due 1/27/05	120,017,681
	Main Street Warehouse LLC (b):
239,000,000	2.00% due 12/1/04	239,000,000
164,007,000	2.06% due 12/6/04	163,960,076
129,278,000	2.07% due 12/8/04	129,225,966
310,793,000	2.10% due 12/10/04	310,629,834
298,000,000	2.11% due 12/14/04	297,772,941
165,500,000	2.13% due 12/15/04	165,362,911
100,000,000	2.23% due 12/23/04	99,863,722
150,000,000	2.30% due 1/3/05	149,683,750
100,000,000	2.30% due 1/7/05	99,763,611
150,000,000	Monument Gardens Funding LLC, 1.97% due 12/20/04 (b)	149,844,042
	Park Granada LLC:
477,584,000	2.10% due 12/1/04	477,584,000
192,000,000	2.02% due 12/6/04	191,946,133

	TOTAL CORPORATE NOTES	4,830,392,383

MASTER NOTES (a) - 3.1%
371,300,000	Merrill Lynch & Co., 2.21% due 12/1/04	371,300,000
850,000,000	Morgan Stanley, 2.26% due 12/1/04	850,000,000

	TOTAL MASTER NOTES	1,221,300,000

MEDIUM-TERM NOTES - 8.5%
135,000,000	Harrier Finance LLC, 2.07% due 12/15/04 (a)	134,958,650
250,000,000	Links Finance Corp., 2.06% due 12/15/04 (a)	249,993,496
385,000,000	Merrill Lynch & Co., 2.04% due 12/6/04 (a)	385,000,000
	Premier Asset Collateralized Entity LLC (a)(b):
100,000,000	2.07% due 12/2/04	99,990,687
100,000,000	2.13% due 12/29/04	99,987,994
	Sigma Finance Inc.:
167,000,000	1.75% due 12/2/04	166,991,882
200,000,000	2.06% due 12/2/04 (a)	199,961,417
300,000,000	2.06% due 12/2/04 (a)(b)	299,943,288
300,000,000	2.05% due 12/15/04 (a)	299,905,385
175,000,000	2.06% due 12/15/04 (a)	174,995,447
250,000,000	2.06% due 12/15/04 (a)	249,971,497
100,000,000	2.10% due 12/21/04 (a)	99,996,526
	Stanfield Victoria Funding LLC (a)(b):
100,000,000	2.07% due 12/2/04	99,983,218
100,000,000	2.06% due 12/15/04	99,968,438
100,000,000	2.10% due 12/20/04	99,978,109
100,000,000	2.10% due 12/20/04	99,964,324

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	SECURITY	VALUE
MEDIUM-TERM NOTES - 8.5% (continued)
$97,000,000	2.14% due 12/29/04	$96,967,372
100,000,000	2.14% due 12/29/04	99,966,649
100,000,000	2.14% due 12/29/04	99,963,970
122,000,000	Tango Finance Corp., 2.08% due 12/2/04 (a)	121,995,693
111,000,000	Whistlejacket Capital Ltd., 2.06% due 12/15/04 (a)(b)	110,999,146

	TOTAL MEDIUM-TERM NOTES	3,391,483,188

PROMISSORY NOTE - 2.8%
1,100,000,000	Goldman Sachs Group Inc., 2.21% due 12/2/04 (a)	1,100,000,000

TIME DEPOSITS - 7.0%
482,000,000	BNP Paribas Grand Cayman, 2.08% due 12/1/04	482,000,000
500,000,000	Barclays Bank PLC, 2.10% due 12/1/04	500,000,000
250,000,000	Caylon Grand Cayman, 2.09% due 12/1/04	250,000,000
683,206,000	Societe Generale, 2.00% due 12/1/04	683,206,000
898,787,000	Westdeutesche Landesbank Grand Cayman, 2.09% due 12/1/04	898,787,000

	TOTAL TIME DEPOSITS	2,813,993,000

U.S. GOVERNMENT AGENCIES - 5.2%
	Federal Home Loan Bank:
325,000,000	1.80% due 12/13/04	324,805,000
125,000,000	1.90% due 3/8/05	124,360,069
200,000,000	1.89% due 3/15/05	198,908,000
	Federal National Mortgage Association:
275,000,000	1.92% due 1/6/05 (a)	274,920,046
100,000,000	1.72% due 2/2/05	99,699,000
150,000,000	2.14% due 2/2/05	149,439,563
290,000,000	2.23% due 2/22/05 (a)	289,743,243
517,250,000	2.28% due 2/23/05	514,503,058
100,000,000	1.75% due 5/23/05	100,000,000

	TOTAL U.S. GOVERNMENT AGENCIES	2,076,377,979

	TOTAL INVESTMENTS - 100.3% (Cost - $40,033,506,549)	40,033,506,549
	Liabilities in Excess of Other Assets - (0.3)%	(121,878,242)

	TOTAL NET ASSETS - 100.0%	$39,911,628,307

(a)	The coupon rate listed for floating or adjustable rate securities represent the rate in effect at period end. The due dates on these securities reflect the next interest rate reset date or, when applicable, the maturity date.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid pursuant to guidelines approved by the Board of Trustees.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Liquid Reserves Portfolio (the “Portfolio”) is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York.

The following is a summary of significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation - Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Investment Transactions - Purchases, maturities and sales of money market instruments are accounted for on trade date.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Liquid Reserves Portfolio

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	January 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	January 31, 2005

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	January 31, 2005